Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	$ 37,443	$ 23,590	$ 68,153	$ 51,683	$ 129,338
Proprietary Products [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	30,940	18,607	55,001	41,618	102,597
Distribution [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution	6,503	4,983	13,152	10,065	26,741
U.S.A and North America [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	20,026	11,611	36,856	28,562	75,851
U.S.A and North America [Member] | Proprietary Products [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	20,026	11,611	36,856	28,562	75,851
U.S.A and North America [Member] | Distribution [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution
Israel [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total			15,252
Israel [Member] | Proprietary Products [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products			2,101
Israel [Member] | Distribution [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution			13,152
Europe [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	216	4,097	3,550	5,149	5,277
Europe [Member] | Proprietary Products [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	216	4,097	3,550	5,149	5,277
Europe [Member] | Distribution [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution
Latin America [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	8,615	1,496	9,931	3,526	11,293
Latin America [Member] | Proprietary Products [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	8,615	1,496	9,931	3,526	11,293
Latin America [Member] | Distribution [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution
Asia [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	930	776	2,480	1,760	4,581
Asia [Member] | Proprietary Products [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	930	776	2,480	1,760	4,581
Asia [Member] | Distribution [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution
Others [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	46		83	367	305
Others [Member] | Proprietary Products [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	46		83	367	305
Others [Member] | Distribution [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution
Israel [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	7,610	5,610		12,319	32,031
Israel [Member] | Proprietary Products [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	1,107	627		2,254	5,290
Israel [Member] | Distribution [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution	$ 6,503	$ 4,983		$ 10,065	$ 26,741